Accounts Receivable and Others Assets - Schedule of Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	R$ 294,996	R$ 388,835
Allowance for expected credit losses	(3,480)	(3,777)
Total current	291,516	385,058
Sale of farms	349,358	521,210
Total noncurrent	349,358	521,210
Sale of Sugarcane [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	27,387	45,800
Sale of grains and cottons [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	49,152	73,869
Sale of Cotton [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	1,487	3,946
Sale of beef cattle [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	529	2,226
Leases of Land [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	19,379	15,357
Sale of Machinery [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	5,827	12,218
Sale of Farms [Member]
Schedule of Trade Accounts Receivable [Line Items]
Trade accounts receivable	R$ 191,235	R$ 235,419